Income Taxes - Movement in Net Deferred Tax Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	$ 892	$ 761
Acquisitions (disposals) through business combinations		(10)
Charged to statement of operations	(37)	214
Charged to other comprehensive income	24	(64)
Charged to equity, other than other comprehensive income	9
Foreign exchange rate movements	(1)	(9)
Ending balance, deferred tax assets	887	892
Investments
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(957)	(1,064)
Acquisitions (disposals) through business combinations		0
Charged to statement of operations	195	132
Charged to other comprehensive income	45	(73)
Charged to equity, other than other comprehensive income	0
Foreign exchange rate movements	(29)	48
Ending balance, deferred tax assets	(746)	(957)
Policy liabilities
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	896	517
Acquisitions (disposals) through business combinations		0
Charged to statement of operations	(170)	388
Charged to other comprehensive income	0	0
Charged to equity, other than other comprehensive income	0
Foreign exchange rate movements	11	(9)
Ending balance, deferred tax assets	737	896
Deferred acquisition costs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	77	171
Acquisitions (disposals) through business combinations		0
Charged to statement of operations	6	(74)
Charged to other comprehensive income	0	0
Charged to equity, other than other comprehensive income	6
Foreign exchange rate movements	7	(20)
Ending balance, deferred tax assets	96	77
Losses available for carry forward
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	549	513
Acquisitions (disposals) through business combinations		0
Charged to statement of operations	107	43
Charged to other comprehensive income	(13)	(9)
Charged to equity, other than other comprehensive income	0
Foreign exchange rate movements	5	2
Ending balance, deferred tax assets	648	549
Pension and other employee benefits
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	351	410
Acquisitions (disposals) through business combinations		0
Charged to statement of operations	(26)	(66)
Charged to other comprehensive income	(17)	22
Charged to equity, other than other comprehensive income	0
Foreign exchange rate movements	11	(15)
Ending balance, deferred tax assets	319	351
Other
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(24)	214
Acquisitions (disposals) through business combinations		(10)
Charged to statement of operations	(149)	(209)
Charged to other comprehensive income	9	(4)
Charged to equity, other than other comprehensive income	3
Foreign exchange rate movements	(6)	(15)
Ending balance, deferred tax assets	$ (167)	$ (24)